Financial Liabilities (Details) - Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Level 1 [Member]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Public warrants	$ 403	$ 217
Private warrants
Conversion component of convertible loans
Total	403	217
Level 3 [Member]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Public warrants
Private warrants	8,961	5,830
Conversion component of convertible loans	1,372	4,215
Total	$ 10,333	$ 10,045